NET INCOME (LOSS) PER SHARE (Tables)	12 Months Ended
Dec. 31, 2015
NET INCOME (LOSS) PER SHARE [Abstract]
Schedule of Basic and Diluted Net Income (Loss) Per Share
	For the years ended December 31,
	2013	2014	2015

Net income (loss) (numerator), basic and diluted	$20,661,649	$22,587,921	$(16,226,710)

Shares (denominator):
Weighted average ordinary shares outstanding used in computing basic net income (loss) per share	1,714,924,612	1,828,191,540	1,882,296,976
Effect of dilutive securities:
Plus incremental weighted average ordinary shares from assumed conversions of stock options, nonvested shares and warrants using the treasury stock method	36,696,728	47,328,554	-

Total weighted average shares used in computing diluted net income (loss) per share	1,751,621,340	1,875,520,094	1,882,296,976

Net income (loss) per share, basic	$0.01	$0.01	$(0.01)

Net income (loss) per share, diluted	$0.01	$0.01	$(0.01)

Antidilutive Securities Excluded from Computation of Earnings Per Share
	For the years ended December 31,
	2013	2014	2015

Options, nonvested shares and warrants	11,320,000	97,392,523	77,169,420